Offsets	Feb. 26, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	000-10248
Initial Filing Date	Feb. 26, 2026
Fee Offset Claimed	$ 16,091.59
Explanation for Claimed Amount	The Registrant previously paid $16,091.59 upon the filing of its preliminary proxy statement on Schedule 14A on February 26, 2026 in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	FONAR Corporation
Form or Filing Type	SC 14A
File Number	000-10248
Filing Date	Feb. 26, 2026
Fee Paid with Fee Offset Source	$ 16,091.59